Document and Entity Information	Aug. 21, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 21, 2020
Entity Registrant Name	BORGWARNER INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12162
Entity Tax Identification Number	13-3404508
Entity Address, Address Line One	3850 Hamlin Road,
Entity Address, City or Town	Auburn Hills,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48326
City Area Code	248
Local Phone Number	754-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000908255
Amendment Flag	false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	BWA
Security Exchange Name	NYSE
1.80% Senior Notes due 2022
Entity Information [Line Items]
Title of each class	1.80% Senior Notes due 2022
Trading Symbol	BWA22
Security Exchange Name	NYSE